J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan International Bond Opportunities ETF

(formerly JPMorgan Global Bond Opportunities ETF)

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Income ETF

JPMorgan Short Duration Core Plus ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

JPMorgan Active Value ETF

JPMorgan Equity Premium Income ETF

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

JPMorgan ActiveBuilders International Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan International Growth ETF

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan Inflation Managed Bond ETF

JPMorgan International Research Enhanced Equity ETF

JPMorgan Market Expansion Enhanced Equity ETF

JPMorgan Realty Income ETF

JPMorgan Climate Change Solutions ETF

(each a “Fund,” and together, the “Trust”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 7, 2021

to the Current Statements of Additional Information, as supplemented

The purpose of this supplement is to announce the results of the recent special meetings of the shareholders held on October 27 and November 23, 2021 (together, the “Meetings”), at which the shareholders considered the election of a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc. (the “Proposal”):

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, and JPMorgan Institutional Trust (the “Mutual Funds”).

SUP-ETFSAI-TRUSTEE-1221

The shareholders and their designated proxies convened for the Meetings, and the Proposal was passed with regard to the Trust and the Mutual Funds. The unified board is anticipated to be seated on January 1, 2022.

Information regarding the Proposal that was passed is contained in the proxy materials as filed with the Securities and Exchange Commission (“SEC”). The proxy statement was mailed to shareholders of record, and you are also able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE